Equity Based Compensation - Fair Value Assumptions for Stock Option at the Date of Grant (Details) - Stock Options				3 Months Ended
	Nov. 11, 2022	Mar. 11, 2022	Oct. 19, 2021	Mar. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	40.00%	37.50%	28.00%	42.00%
Expected term (years)	5 years 10 months 24 days	5 years 10 months 24 days	10 years	5 years 10 months 24 days
Interest rate	3.90%	2.00%	1.70%	3.90%
Dividend yield	0.00%	0.00%	0.00%	0.00%